Estimated Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2011
Estimated Fair Value of Financial Instruments

30. Estimated Fair Value of Financial Instruments

The following information is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying consolidated financial statements and the related market or fair value.

The disclosures include financial instruments and derivatives financial instruments, except for investment in direct financing leases, investment in subsidiaries and affiliates, pension obligations and insurance contracts.

March 31, 2010

	Millions of yen
	Carrying amount	Estimated fair value
Trading instruments
Trading securities	¥49,596	¥49,596
Futures, Foreign exchange contracts:
Assets	1,198	1,198
Liabilities	766	766
Credit derivatives held/written:
Assets	528	528
Liabilities	40	40
Options held/written, Caps held:
Assets	555	555
Liabilities	189	189
Non-trading instruments
Assets:
Cash and cash equivalents	¥639,087	¥639,087
Restricted cash	77,486	77,486
Time deposits	548	548
Installment loans (net of allowance for probable loan losses)	2,330,697	2,318,466
Investment in securities:
Practicable to estimate fair value	903,658	902,943
Not practicable to estimate fair value	150,904	150,904
Liabilities:
Short-term debt	573,565	573,565
Deposits	853,269	855,620
Long-term debt	3,836,270	3,869,238
Futures, Foreign exchange contracts:
Assets	877	877
Liabilities	4,971	4,971
Foreign currency swap agreements:
Assets	13,724	13,724
Liabilities	23,053	23,053
Interest rate swap agreements:
Assets	192	192
Liabilities	2,956	2,956

March 31, 2011

	Millions of yen		Millions of U.S. dollars
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Trading instruments
Trading securities	¥71,991	¥71,991	$866	$866
Futures, Foreign exchange contracts:
Assets	1,524	1,524	18	18
Liabilities	1,254	1,254	15	15
Credit derivatives held/written:
Assets	49	49	1	1
Liabilities	236	236	3	3
Options held/written, Caps held, and other:
Assets	3,467	3,467	42	42
Liabilities	2,071	2,071	25	25

Non-trading instruments
Assets:
Cash and cash equivalents	¥732,127	¥732,127	$8,805	$8,805
Restricted cash	118,065	118,065	1,420	1,420
Time deposits	5,148	5,148	62	62
Installment loans (net of allowance for probable loan losses)	2,850,215	2,860,886	34,278	34,406
Investment in securities:
Practicable to estimate fair value	937,129	937,541	11,270	11,275
Not practicable to estimate fair value	166,261	166,261	2,000	2,000
Liabilities:
Short-term debt	478,633	478,633	5,756	5,756
Deposits	1,065,175	1,070,513	12,810	12,874
Long-term debt	4,531,268	4,491,271	54,495	54,014
Futures, Foreign exchange contracts:
Assets	1,109	1,109	13	13
Liabilities	3,714	3,714	45	45
Foreign currency swap agreements:
Assets	14,766	14,766	178	178
Liabilities	33,481	33,481	403	403
Interest rate swap agreements:
Assets	2,070	2,070	25	25
Liabilities	1,320	1,320	16	16

Estimation of fair value

The following methods and significant assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate a value:

Cash and cash equivalents, restricted cash, time deposits and short-term debt—The carrying amounts recognized in the balance sheets were determined to be reasonable estimates of their fair values due to their short maturity.

Installment loans—The carrying amounts of floating-rate installment loans with no significant changes in credit risk and which could be repriced within a short-term period were determined to be reasonable estimates of their fair values. The carrying amounts of purchased loans were determined to be reasonable estimates of their fair values. For certain homogeneous categories of medium- and long-term fixed-rate loans, such as housing loans, the estimated fair values were calculated by discounting the future cash flows using the current interest rates charged by the Company and its subsidiaries for new loans made to borrowers with similar credit ratings and remaining maturities. Concerning above, if available, estimated fair values were based on quoted market prices or quotations provided by dealers.

Investment in securities—For trading securities and available-for-sale securities other than specified bonds issued by SPEs and certain other mortgage-backed and asset-backed securities, the estimated fair values, which are also the carrying amounts recorded in the balance sheets, were generally based on quoted market prices or quotations provided by dealers. As for the specified bonds issued by the SPEs and certain other mortgage-backed and asset-backed securities included in available-for-sale securities, the Company and its subsidiaries estimated the fair value by discounting future cash flows (see Note 2). For held-to-maturity securities, the estimated fair values were based on quoted market prices, if available. If a quoted market price was not available, estimated fair values were determined using quoted market prices for similar securities or the carrying amounts (where carrying amounts were believed to approximate the estimated fair values). For certain investments funds included in other securities, the fair values are estimated based on net asset value per share. With regard to other securities other than the investment funds described above, the Company and its subsidiaries have not estimated the fair value, as it is not practicable to do so. Those other securities mainly consist of non-marketable equity securities and preferred capital shares. Because there were no quoted market prices for such other securities and each security has a different nature and characteristics, reasonable estimates of fair values could not be made without incurring excessive costs.

Deposits—The carrying amounts of demand deposits recognized in the consolidated balance sheets were determined to be reasonable estimates of their fair values. The estimated fair values of time deposits were calculated by discounting the future cash flows. The current interest rates offered for the deposits with similar terms and remaining average maturities were used as the discount rates.

Long-term debt—The carrying amounts of long-term debt with floating rates which could be repriced within short-term periods were determined to be reasonable estimates of their fair values. For medium-and long-term fixed-rate debt, the estimated fair values were calculated by discounting the future cash flows. The borrowing interest rates that were currently available to the Company and its subsidiaries offered by financial institutions for debt with similar terms and remaining average maturities were used as the discount rates. Concerning above, if available, estimated fair values were based on quoted market prices or quotations provided by dealers.

Derivatives—For exchange-traded derivatives, fair value is based on quoted market prices. Fair value estimates for other derivatives generally reflect the estimated amounts that the Company and its subsidiaries would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Discounted amounts of future cash flows using the current interest rate are used when estimating the fair values for most of the Company’s and its subsidiaries’ derivatives.